June 30, 1998

Dear Shareholder:

We believe there are two very important questions every shareholder should ask about the investment of his or her funds: (1) Where is my money invested? and
(2) What are the investment returns? There is also a third, very critical question: (3) Which of the first two questions is most important?

The answer to (3), of course, depends on whether you hold a biblical or secular worldview. At any rate, since both (1) and (2) are so very important, I want to address both issues in this letter:

  (1) Your Timothy Plan is committed to holding the line on where we invest your money. We now screen out about 450 of the 7,000+ publicly traded companies in the marketplace due to their consistent support or involvement in activities that are undermining the moral value system of our nation. This includes areas such as abortion and pornography as well as the production of alcohol, tobacco or casino gambling. Our principles are based on our biblical worldview and we try to make every decision based on asking What would Jesus do? (WWJD).

  (2) Although our performance thus far this year is not what we would like it to be, we take comfort in the investment talent (as evidenced by his 30-year performance history) of our money manager, Jim Awad, President of Awad & Associates. I believe Mr. Awad has a very accurate perspective on what is actually going on in the marketplace and I recommend that you carefully review his letter on the following page. If I have learned anything in my 20+ years in this industry it is this: It takes time to make money in the stock market. Although there have always been short-term challenges, the market has always eventually rewarded real underlying value. Our portfolio, across the board, is comprised of high quality and (we believe) undervalued companies that should benefit from the fact that the market is, ultimately, an efficient allocator of capital.

I want to personally thank you for your faithfulness in being part of the Timothy Plan family. I am confident that time will clearly prove that wise investors need not sacrifice investment performance opportunities to maintain the integrity of their moral convictions.

                                          Sincerely,

                                          LOGO
                                          /s/ Arthur D. Ally
                                          Arthur D. Ally
                                          President

                               AWAD & ASSOCIATES

                               MARKET COMMENTARY
                                 JUNE 30, 1998

                                AMERICA ON SALE

Most investors have focused on the fifty largest stocks and these stocks have indeed done quite well in the marketplace!

Beneath these fifty stocks, though, are several thousand public companies whose stocks have not participated in the recent advance in equity prices. Not well known to most investors, these equities have been ignored as most investors flooded into the big names familiar to all.

Many of these unrecognized companies are excellent in quality when one examines profitibilty, management and balance sheets. In addition, they are selling at compelling valuations.

Ultimately, the marketplace is an efficient allocator of capital and prices stocks accordingly to relative value. When it does so in today's environment, the stock prices of these companies have the potential to appreciate substantially.

The Timothy Plan is filled with companies like this!

James D. Awad
Chairman

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 1998

--------------------------------------------------------------------------------

                                                                       MARKET
 SHARES                                                                 VALUE
 ------                                                              -----------
        COMMON STOCKS - 94.39%
        AEROSPACE - 1.03%
 10,000 Kellstrom Industries Inc. .................................  $   289,688
                                                                     -----------
        AMUSEMENT & RECREATION SERVICES - 2.44%
 34,500 Ascent Entertainment Group, Inc.*..........................      383,813
 15,000 Florida Panthers Holdings..................................      295,312
                                                                     -----------
                                                                         679,125
                                                                     -----------
        APPAREL AND ACCESSORY STORES - 2.97%
 21,000 Shoe Carnival, Inc.*.......................................      291,375
 20,000 Sirena Apparel Group Inc.*.................................      135,000
 15,000 Syms Corp.*................................................      213,750
 15,000 U.S. Vision, Inc.*.........................................      185,625
                                                                     -----------
                                                                         825,750
                                                                     -----------
        BUILDING CONSTRUCTIONS - 1.84%
 18,000 Blount International Inc., Class A.........................      513,000
                                                                     -----------
        BUSINESS SERVICES - 13.38%
 45,000 Comdisco, Inc..............................................      855,000
 15,000 Cunningham Graphics Intl Inc...............................      258,750
 38,900 Doral Financial Corp. .....................................      680,750
 28,000 Dynamic Healthcare Technologies, Inc.*.....................       54,250
 25,000 Health Management Systems, Inc.*...........................      281,250
 27,000 LanVision Systems, Inc.*...................................      119,813
 29,000 Metrika Systems Corp.*.....................................      485,750
  8,000 National Data Corp.........................................      350,000
  2,652 Omega WorldWide Inc.*......................................       20,056
 13,000 ScanSource, Inc.*..........................................      250,250
 29,000 StarTek, Inc.*.............................................      364,312
                                                                     -----------
                                                                       3,720,181
                                                                     -----------
        CHEMICALS & ALLIED PRODUCTS - 3.71%
 26,000 Aviron*....................................................      810,875
 13,500 Mississippi Chemical Corp..................................      221,906
                                                                     -----------
                                                                       1,032,781
                                                                     -----------
        CONSUMER PRODUCTS & SERVICES - 1.62%
 18,000 Gibson Greetings Inc. .....................................      450,000
                                                                     -----------
        DEPOSITORY INSTITUTIONS - 1.23%
 15,000 Staten Island Bancorp Inc. ................................      341,250
                                                                     -----------
        ELECTRIC, GAS & SANITARY SERVICES - 3.63%
 20,000 Cadiz Land Company, Inc.*..................................      231,250
 28,000 New Horizons Worldwide, Inc.*..............................      546,000
 56,000 Philip Services Corp., ADR*................................      231,000
                                                                     -----------
                                                                       1,008,250
                                                                     -----------
        ELECTRONIC EQUIPMENT & COMPONENTS - 1.83%
 13,000 Ametek, Inc. ..............................................      381,062
  9,500 Richardson Electronics, Ltd. ..............................      128,250
                                                                     -----------
                                                                         509,312
                                                                     -----------

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                                            JUNE 30, 1998

--------------------------------------------------------------------------------

                                                                      MARKET
 SHARES                                                                VALUE
 ------                                                             -----------
        COMMON STOCKS - CONTINUED
        ENGINEERING, ACCOUNTING & RESEARCH MANAGEMENT - 0.75%
     53 Morrison Knudsen Corp. Warrants, 03/11/2003*..............  $       311
 15,500 Right Management Consultants, Inc.*.......................      209,250
                                                                    -----------
                                                                        209,561
                                                                    -----------
        FABRICATED METAL PRODUCTS - 2.63%
  8,000 Harsco Corp. .............................................      366,500
 47,000 Miller Industries, Inc.*..................................      364,250
                                                                    -----------
                                                                        730,750
                                                                    -----------
        FOOD & ALLIED PRODUCTS - 5.40%
 15,000 Corn Products Intl Inc. ..................................      508,125
 14,000 Smithfield Foods, Inc.*...................................      427,000
 23,200 Smucker (J.M.) Co., Class B...............................      565,500
                                                                    -----------
                                                                      1,500,625
                                                                    -----------
        HEALTH SERVICES - 4.31%
 25,000 American Retirement Corp.*................................      443,750
  4,200 Assisted Living Concepts, Inc.*...........................       72,450
 33,500 Sun Healthcare Group, Inc.*...............................      489,937
 18,000 Transition Systems Inc. ..................................      191,250
                                                                    -----------
                                                                      1,197,387
                                                                    -----------
        HOTELS & OTHER LODGING PLACES - 3.65%
 17,000 Gaylord Entertainment Co. ................................      548,250
 31,200 Servico, Inc.*............................................      468,000
                                                                    -----------
                                                                      1,016,250
                                                                    -----------
        INSURANCE CARRIERS - 2.35%
 15,000 Annuity And Life RE.......................................      331,875
 19,500 Gryphon Holdings, Inc.*...................................      321,750
                                                                    -----------
                                                                        653,625
                                                                    -----------
        MACHINERY & COMPUTER EQUIPMENT - 7.37%
 65,000 EA Industries, Inc.*......................................      199,063
 20,000 ITEQ, Inc.*...............................................      148,750
 19,000 JLG Industries, Inc.......................................      384,750
 33,000 Middleby Corp.*...........................................      202,125
 11,500 Printronix, Inc.*.........................................      184,000
  3,080 Thermo Vision Corp.*......................................       21,560
 34,000 Tokheim Corp. ............................................      697,000
 24,000 TransAct Technologies, Inc.*..............................      213,000
                                                                    -----------
                                                                      2,050,248
                                                                    -----------
        MISCELLANEOUS MANUFACTURING INDUSTRY - 1.27%
 20,000 K2, Inc. .................................................      352,500
                                                                    -----------
        PHOTOGRAPHIC, WATCHES, OPTICAL & MEDICAL GOODS - 11.77%
 66,000 Angeion Corp.*............................................      140,250
 37,000 Armor Holdings, Inc.*.....................................      425,500
 45,000 ATS Medical, Inc.*........................................      313,596
  5,000 Bergen Brunswig Corp. ....................................      231,875
  6,666 Bindley Western Industries................................      219,978
 11,000 Cooper Companies, Inc.*...................................      400,813
 10,000 Elan Corp PLC--Spons ADR*.................................      643,125
 21,000 Fluke Corp. ..............................................      690,375
 48,000 Somanetics Corp.*.........................................      165,000
  6,000 Thermolase Corp*..........................................       43,500
                                                                    -----------
                                                                      3,274,012
                                                                    -----------

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                                            JUNE 30, 1998

--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                              VALUE
  ------                                                           ------------
           COMMON STOCKS - CONTINUED
           PRINTING & PUBLISHING - 6.45%
    23,000 Eltron International, Inc.*..........................    $   632,500
    15,500 Houghton Mifflin Co. ................................        492,125
    11,000 Wiley (John) & Sons, Inc., Class A...................        669,625
                                                                   ------------
                                                                      1,794,250
                                                                   ------------
           RAILROAD TRANSPORTATION - 2.67%
    19,500 Genesee & Wyoming Inc., Class A*.....................        370,500
     7,500 Kansas City Southern Industries......................        372,187
                                                                   ------------
                                                                        742,687
                                                                   ------------
           REITS & HOLDING COMPANIES - 8.46%
    16,000 Alexander Haagen Properties, Inc. ...................        241,000
    12,500 Correctional Properties Trust........................        253,125
     8,000 Excel Realty Trust, Inc. ............................        230,500
    25,000 Innkeepers USA Trust.................................        315,625
    26,000 LTC Properties, Inc. ................................        484,250
    16,000 Meridian Industrial Trust, Inc. .....................        368,000
    23,000 Mid-Atlantic Realty Trust............................        283,188
     5,000 OMEGA Healthcare Investors, Inc. ....................        175,625
                                                                   ------------
                                                                      2,351,313
                                                                   ------------
           RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.95%
     8,000 Rubbermaid Inc. .....................................        265,500
                                                                   ------------
           TELECOMMUNICATIONS - 2.65%
     4,826 Ixc Communications Inc. .............................        234,062
    40,000 Periphonics Corporation*.............................        502,500
                                                                   ------------
                                                                        736,562
                                                                   ------------
           TOTAL COMMON STOCKS (COST $24,856,813)...............     26,244,607
                                                                   ------------
 PRINCIPAL
  AMOUNT
 ---------
           BONDS - 1.70%
  $500,000 American Retirement Corp., 5.75%, 10/01/2002.........        472,500
                                                                   ------------
           TOTAL BONDS (COST $521,300)..........................        472,500
                                                                   ------------
  SHARES
  ------
           SHORT-TERM INVESTMENTS - 4.50%
 1,252,060 Star Bank Treasury Fund..............................      1,252,060
                                                                   ------------
           TOTAL SHORT-TERM INVESTMENTS (COST $1,252,060).......      1,252,060
                                                                   ------------
           TOTAL INVESTMENTS (COST $26,630,173)** - 100.59%.....     27,969,167
           OTHER ASSETS LESS OTHER LIABILITIES - (0.59%)........       (164,141)
                                                                   ------------
           NET ASSETS - 100.00%.................................    $27,805,026
                                                                   ============
 * Non-income producing security
** Cost for Federal income tax purposes is $26,630,173 and net unrealized appreciation consists of:
           Gross unrealized appreciation........................   $  3,122,642
           Gross unrealized depreciation........................    (1,783,648)
                                                                   ------------
           Net unrealized appreciation..........................   $  1,338,994
                                                                   ============

See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

ASSETS
 Investments in securities at market value (identified cost
  $26,630,173) (Note 1)........................................... $27,969,167
 Receivables:
  Securities sold.................................................     472,099
  Dividends and interest..........................................      38,525
  Capital stock sold..............................................     175,837
 Deferred organization costs (Note 1).............................       8,930
 Other assets.....................................................       1,729
                                                                   -----------
   TOTAL ASSETS...................................................  28,666,287
                                                                   -----------
LIABILITIES
 Payable for securities sold......................................     114,366
 Capital stock redeemed...........................................     682,619
 Payable for advisory fees (Note 3)...............................      23,505
 Accrued distribution expense (Note 3)............................      12,141
 Accrued service fee (Note 3).....................................       3,084
 Accrued expenses.................................................      25,546
                                                                   -----------
   TOTAL LIABILITIES..............................................     861,261
                                                                   -----------
NET ASSETS........................................................ $27,805,026
                                                                   ===========
 CLASS A SHARES (NOTE 1):
  Net assets (Unlimited shares of $0.001 par beneficial
   interest authorized; 1,089,434 shares outstanding)............. $13,482,624
                                                                   ===========
  Net asset value and redemption price per Class A Share
   ($13,482,624 divided by 1,089,434 shares)...................... $     12.38
                                                                   ===========
  Offering price per share ($12.38 divided by 0.945).............. $     13.10
                                                                   ===========
 CLASS B SHARES (NOTE 1):
  Net assets (Unlimited shares of $0.001 par beneficial
   interest authorized; 1,174,122 shares outstanding)............. $14,322,402
                                                                   ===========
  Net asset value and offering price per Class B Share
   ($14,322,402 divided by 1,174,122 shares)...................... $     12.20
                                                                   ===========
  Redemption price per share ($12.20 * 0.95)...................... $     11.59
                                                                   ===========
SOURCE OF NET ASSETS
 At June 30, 1998, net assets consisted of:
  Paid-in capital.................................................  25,767,880
  Undistributed net investment income.............................     (15,815)
  Accumulated net realized gain on investments....................     713,967
  Net unrealized appreciation on investments......................   1,338,994
                                                                   -----------
   NET ASSETS..................................................... $27,805,026
                                                                   ===========

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends............................................................ $ 144,641
 Interest.............................................................    95,171
                                                                       ---------
  TOTAL INCOME........................................................   239,812
                                                                       ---------
EXPENSES
 Investment advisory fees (Note 3)....................................   109,594
 Transfer agent fees..................................................    38,937
 Administration fees..................................................    25,006
 Distribution fees - Class B (Note 3).................................    49,408
 Accounting fees......................................................    18,079
 Registration fees....................................................    29,773
 Distribution fees - Class A (Note 3).................................    15,764
 Custodian fees.......................................................     8,750
 Printing expense.....................................................     2,992
 Amortization of organization costs (Note 1)..........................     6,121
 Service fees - Class B (Note 3)......................................    16,469
 Auditing fees........................................................     4,500
 Insurance expense....................................................     1,384
 Miscellaneous expense................................................     1,169
                                                                       ---------
  TOTAL EXPENSES......................................................   327,946
   Expenses waived and reimbursed by Advisor (Note 3).................   (72,319)
                                                                       ---------
  NET EXPENSES........................................................   255,627
                                                                       ---------
  NET INVESTMENT LOSS.................................................   (15,815)
                                                                       ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain from security transactions.........................   526,785
 Net change in unrealized depreciation of investments.................  (376,697)
                                                                       ---------
 Net realized and unrealized gain on investments......................   150,088
                                                                       ---------
 Net increase in net assets resulting from operations................. $ 134,273
                                                                       =========

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                               JUNE 30, 1998      YEAR ENDED
                                                (UNAUDITED)    DECEMBER 31, 1997
                                              ---------------- -----------------
OPERATIONS
 Net investment loss........................    $   (15,815)      $    (7,295)
 Net realized gain on investments...........        526,785         2,264,075
 Net change in unrealized appreciation
  (depreciation) of investments.............       (376,697)          796,018
                                                -----------       -----------
  Net increase in net assets resulting from
   operations...............................        134,273         3,052,798
                                                -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net capital gains:
  Class A...................................              0        (1,122,228)
  Class B...................................              0        (1,119,087)
                                                -----------       -----------
  Net decrease in net assets resulting from
   distributions............................              0        (2,241,315)
                                                -----------       -----------
CAPITAL SHARE TRANSACTIONS
 Shares sold:
  Class A...................................      3,308,072         2,955,444
  Class B...................................      3,741,856         6,742,913
 Shares redeemed:
  Class A...................................     (1,130,541)       (1,215,244)
  Class B...................................       (845,563)         (541,565)
 Shares reinvested:
  Class A...................................              0         1,075,532
  Class B...................................              0         1,079,174
                                                -----------       -----------
 Increase in net assets derived from capital
  share transactions (a)....................      5,073,824        10,096,254
                                                -----------       -----------
  Total increase in net assets..............      5,208,097        10,907,737
                                                -----------       -----------
NET ASSETS
 Beginning of year..........................     22,596,929        11,689,192
                                                -----------       -----------
 End of year (including undistributed net
  investment loss of ($15,890) and $0,
  respectively).............................    $27,805,026       $22,596,929
                                                ===========       ===========
 (a)Transactions in capital stock were:
    Shares sold:
     Class A................................        265,499           232,439
     Class B................................        304,901           542,712
    Shares redeemed:
     Class A................................        (90,792)          (96,627)
     Class B................................        (69,680)          (43,891)
    Shares reinvested:
     Class A................................              0            88,668
     Class B................................              0            89,856
                                                -----------       -----------
  Increase in shares outstanding............        409,928           813,157
                                                ===========       ===========


See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                          CLASS A
                                                 ----------------------------
                                                  FOR THE SIX    FOR THE YEAR
                                                 MONTHS ENDED       ENDED
                                                 JUNE 30, 1998   DECEMBER 31,
                                                  (UNAUDITED)        1997
                                                 -------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD............    $ 12.25        $ 11.24
                                                    -------        -------
 Income From Investment Operations:
  Net investment income.........................       0.01           0.02
  Net gains (losses) on securities (both
   realized and unrealized).....................       0.12           2.37
                                                    -------        -------
   Total from investment operations.............       0.13           2.39
                                                    -------        -------
 Less Distributions
  Distributions from net investment income......       0.00           0.00
  Distributions from net capital gains..........       0.00          (1.38)
                                                    -------        -------
   Total distributions..........................       0.00          (1.38)
                                                    -------        -------
NET ASSET VALUE, END OF PERIOD..................    $ 12.38        $ 12.25
                                                    =======        =======
TOTAL RETURN....................................       1.06%         21.35% /1/
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000s)............    $13,483        $11,208
 Ratio of expenses to average net assets:
  Before expense reimbursement..................       2.29% /2/      2.75%
  After expense reimbursement...................       1.60% /2/      1.60%
 Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement..................      (0.57%)/2/     (0.90%)
  After expense reimbursement...................       0.12% /2/      0.25%
 Portfolio turnover rate........................      35.39%        136.36%

 * Class A Shares commenced investment operations on March 21, 1994. /1/ Total return calculation does not reflect sales load.
 /2/ Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                        CLASS A
                                        ----------------------------------------
                                        FOR THE YEAR FOR THE YEAR FOR THE PERIOD
                                           ENDED        ENDED         ENDED
                                        DECEMBER 31, DECEMBER 31,  DECEMBER 31,
                                            1996         1995         1994 *
                                        ------------ ------------ --------------
NET ASSET VALUE, BEGINNING OF PERIOD..    $ 10.07      $  9.66        $10.00
                                          -------      -------        ------
 Income From Investment Operations:
  Net investment income...............       0.10         0.11          0.06
  Net gains (losses) on securities
   (both realized and unrealized).....       1.17         0.66         (0.34)
                                          -------      -------        ------
   Total from investment operations...       1.27         0.77         (0.28)
                                          -------      -------        ------
 Less Distributions
  Distributions from net investment
   income.............................      (0.10)       (0.11)        (0.06)
  Distributions from net capital
   gains..............................       0.00        (0.25)         0.00
                                          -------      -------        ------
   Total distributions................      (0.10)       (0.36)        (0.06)
                                          -------      -------        ------
NET ASSET VALUE, END OF PERIOD........    $ 11.24      $ 10.07        $ 9.66
                                          =======      =======        ======
TOTAL RETURN..........................      12.59%        7.93%         2.84%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000s)..    $ 7,760      $ 6,133        $2,217
 Ratio of expenses to average net
  assets:
  Before expense reimbursement........      3.70%         5.84%        18.62%/2/
  After expense reimbursement.........      1.60%         1.60%         1.60%/2/
 Ratio of net investment income (loss)
  to average net assets:
  Before expense reimbursement........      1.05%         2.96%        15.49%/2/
  After expense reimbursement.........      1.05%         1.28%         1.53%/2/
 Portfolio turnover rate..............     93.08%        34.12%         8.31%

 * Class A Shares commenced investment operations on March 21, 1994. /1/ Total return calculation does not reflect sales load.
 /2/ Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                          CLASS B
                                                 ----------------------------
                                                  FOR THE SIX    FOR THE YEAR
                                                 MONTHS ENDED       ENDED
                                                 JUNE 30, 1998   DECEMBER 31,
                                                  (UNAUDITED)        1997
                                                 -------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD............    $ 12.13        $ 11.22
                                                    -------        -------
 Income From Investment Operations:
  Net investment income (loss)..................      (0.02)         (0.03)
  Net gains (losses) on securities (both
   realized and unrealized).....................       0.09           2.32
                                                    -------        -------
   Total from investment operations.............       0.07           2.29
                                                    -------        -------
 Less Distributions
  Distributions from net investment income......       0.00           0.00
  Distributions from net capital gains..........       0.00          (1.38)
                                                    -------        -------
   Total distributions..........................       0.00          (1.38)
                                                    -------        -------
NET ASSET VALUE, END OF PERIOD..................    $ 12.20        $ 12.13
                                                    =======        =======
TOTAL RETURN....................................       0.58%         20.50% /1/
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000s)............    $14,322        $11,389
 Ratio of expenses to average net assets:
  Before expense reimbursement..................       2.75%/2/       3.41%
  After expense reimbursement...................       2.35%/2/       2.26%
 Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement..................      (0.75%)/2/     (1.56%)
  After expense reimbursement...................      (0.35%)/2/     (0.41%)
 Portfolio turnover rate........................      35.39%        136.36%

 * Class B Shares commenced investment operations on August 25, 1995. /1/ Total return calculation does not reflect redemption fee.
 /2/ Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                            CLASS B
                                                                  -----------------------------
                                                                  FOR THE YEAR   FOR THE PERIOD
                                                                     ENDED           ENDED
                                                                  DECEMBER 31,    DECEMBER 31,
                                                                      1996           1995 *
                                                                  ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD............................     $10.08          $10.49
                                                                     ------          ------
 Income From Investment Operations:
  Net investment income (loss)..................................       0.07            0.11
  Net gains (losses) on securities (both realized and
   unrealized)..................................................       1.14           (0.16)
                                                                     ------          ------
   Total from investment operations..........................          1.21           (0.05)
                                                                     ------          ------
 Less Distributions
  Distributions from net investment income......................      (0.07)          (0.11)
  Distributions from net capital gains..........................       0.00           (0.25)
                                                                     ------          ------
   Total distributions.......................................         (0.07)          (0.36)
                                                                     ------          ------
NET ASSET VALUE, END OF PERIOD..................................     $11.22          $10.08
                                                                     ======          ======
TOTAL RETURN....................................................      11.98% /1/       0.46% /1/
RATIOS/SUPPLEMENTAL
 DATA
 Net assets, end of period (in 000s)...........................      $3,929          $  620
 Ratio of expenses to average net
  assets:.
  Before expense reimbursement................................         4.30%           6.44%/2/
  After expense reimbursement.................................         2.20%           2.20%/2/
 Ratio of net investment income (loss) to average
  net assets:
  Before expense reimbursement................................         1.65%           3.56%/2/
  After expense reimbursement.................................         0.45%           0.68%/2/
 Portfolio turnover rate.......................................       93.08%          34.12%

 * Class B Shares commenced investment operations on August 25, 1995. /1/ Total return calculation does not reflect redemption fee.
 /2/ Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                                     JUNE 30, 1998

-------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
The Timothy Plan (the "Fund" ) is organized as a series of Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund's primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by investing primarily in common stocks and ADRs while abiding by ethical standards established for investments by the Fund. The Fund currently consists of one series comprised of two separate classes of shares (Class A shares and Class B shares) which vary with respect to sales charges, distribution costs, voting rights and dividends. Prior to September 22, 1997, Class A changed its load structure from no-load to a front-end sales load, and Class B shares changed from a front end-sales load to a contingent deferred sales charge ("CDSC"). Each class is also subject to different 12b-1 Plan expenses. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest which approximates market value.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. NET ASSET VALUE PER SHARE. Net asset value per share of the capital stock of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. Net Asset Value is calculated separately for each class of the Fund based on expenses applicable to a particular class. The net asset value of the classes may differ because of different fees and expenses charged to each class.

D. ORGANIZATION COSTS. Organization costs are being amortized on a straight line basis over five years from inception.

E. FEDERAL INCOME TAXES. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

F. USE OF ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, aggregated $14,687,355 and $8,142,210 respectively, for the six months ended June 30, 1998.

NOTES TO FINANCIAL STATEMENTS                                     JUNE 30, 1998

-------------------------------------------------------------------------------

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Timothy Partners, LTD., ("TPL") is the investment advisor for the Fund pursuant to an investment advisory agreement (the "Agreement") effective March 21, 1994, as amended August 28, 1995. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of the Fund. TPL has voluntarily agreed to waive its fees to the extent total annualized expenses, inclusive of distribution expenses, exceed 1.60%, with respect to Class A, and 2.35%, with respect to Class B, of the Fund's average daily net assets. For the six months ended June 30, 1998, advisory fees of $62,375 were waived by TPL and TPL reimbursed the Fund $9,944. Effective July 1, 1997, the Fund engaged TPL to act as sole underwriter and accordingly revised the distribution plans (the "Plans") on behalf of each class pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The revised Plans provide that the Fund will reimburse TPL or others for expenses actually incurred in the promotion or distribution of shares. Under the Class A Plan, the Fund will reimburse TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class B Plan, the Fund will reimburse TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares. For the period from January 1, 1998 to June 30, 1998, the Fund reimbursed TPL $65,172 for distribution costs incurred.

THE TIMOTHY PLAN
1304 West Fairbanks Avenue
Winter Park, FL 32789

BOARD OF TRUSTEES
Arthur D. Ally
Joseph E. Boatwright
Daniel D. Busby
Philip B. Crosby
Scott Fehrenbacher
Wesley W. Pennington
Jock M. Sneddon

OFFICERS
Arthur D. Ally, President
Joseph E. Boatwright, Secretary
Wesley W. Pennington, Treasurer

INVESTMENT ADVISOR
Timothy Partners, LTD.
1304 West Fairbanks Avenue
Winter Park, FL 32789

DISTRIBUTOR
Timothy Partners, LTD.
1304 West Fairbanks Avenue
Winter Park, FL 32789

TRANSFER AGENT
Declaration Services Group
555 North Lane
Conshohocken, PA 19428

AUDITORS
Tait, Weller & Baker
Two Penn Center Plaza, Suite 700
Philadelphia, PA 19102

LEGAL COUNSEL
Pepper Hamilton, LLP
3000 Two Logan Square
Philadelphia, PA 19103

For additional information or a prospectus, please call:
1-800-846-7526

Visit the Timothy Plan web site on the Internet at:
WWW.TIMOTHYPLAN.COM

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.
                                      LOGO
                                      THE
                                    TIMOTHY
                                      PLAN
                                  SEMI-ANNUAL
                                     REPORT

                                 June 30, 1998